UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                     ---------

                             UBS Event Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                             UBS EVENT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

                             UBS EVENT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ....................    1

Statement of Operations ..................................................    2

Statements of Changes in Members' Capital ................................    3

Statement of Cash Flows ..................................................    4

Financial Highlights .....................................................    5

Notes to Financial Statements ............................................    6

Schedule of Portfolio Investments ........................................   13

                                                          UBS EVENT FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value
  (cost $116,210,828)                                               $120,586,693
Investments in Other Securities, at fair value (cost $151,942)           128,765
Cash and cash equivalents                                             50,450,708
Advanced subscriptions in Investment Funds                            10,000,000
Receivable from Investment Funds                                       8,198,743
Interest receivable                                                        2,450
Other assets                                                              44,663
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         189,412,022
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Withdrawals payable                                                 35,140,583
  Management Fee                                                         195,080
  Professional fees                                                       94,824
  Administration fee                                                      33,555
  Other liabilities                                                       57,983
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     35,522,025
--------------------------------------------------------------------------------

NET ASSETS                                                          $153,889,997
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $149,537,309
Accumulated net unrealized appreciation/(depreciation)
  on investments                                                       4,352,688
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                    $153,889,997
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $    9,773
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                   9,773
--------------------------------------------------------------------------------

EXPENSES

Management Fee                                                        1,148,181
Professional fees                                                       222,716
Administration fee                                                       91,630
Other expenses                                                          134,969
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,597,496
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,587,723)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from investments                            (1,293,672)
Net change in unrealized appreciation/depreciation
  from investments                                                    8,923,698
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                7,630,026
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                          $6,042,303
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31, 2008 AND PERIOD
                               FROM JANUARY 1, 2009 TO JUNE 30, 2009 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------
                                                        UBS FUND ADVISOR,
                                                             L.L.C.               MEMBERS               TOTAL
----------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2008                       $ 2,485,959          $ 408,609,893       $ 411,095,852

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                    (47)            (5,715,446)         (5,715,493)
  Net realized gain/(loss) from investments                     1,531             16,943,853          16,945,384
  Net change in unrealized
        appreciation/depreciation from investments             (7,775)          (125,954,395)       (125,962,170)
Incentive allocation                                              197                   (197)                 --
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                  (6,094)          (114,726,185)       (114,732,279)
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                         23,333             48,157,352          48,180,685
Members' withdrawals                                       (2,483,225)          (159,953,796)       (162,437,021)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                    (2,459,892)          (111,796,444)       (114,256,336)
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                     $    19,973          $ 182,087,264       $ 182,107,237
----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                    (49)            (1,587,674)         (1,587,723)
  Net realized gain/(loss) from investments                      (141)            (1,293,531)         (1,293,672)
  Net change in unrealized
         appreciation/depreciation from investments               979              8,922,719           8,923,698
Incentive allocation                                              960                   (960)                 --
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                   1,749              6,040,554           6,042,303
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                             --                881,040             881,040
Members' withdrawals                                               --            (35,140,583)        (35,140,583)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                            --            (34,259,543)        (34,259,543)
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2009                         $    21,722          $ 153,868,275       $ 153,889,997
----------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                       $   6,042,303
Adjustments to reconcile net increase in Member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                        (4,115,940)
  Proceeds from disposition of investments                                                        35,529,203
  Net realized (gain)/loss from investments                                                        1,293,672
  Net change in unrealized appreciation/depreciation from investments                             (8,923,698)
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Advanced subscriptions in Investment Funds                                                   (10,000,000)
    Interest receivable                                                                                7,147
    Receivable from Investment Funds                                                              76,929,721
    Other assets                                                                                     (37,196)
   Increase (decrease) in payables:
    Administration fee                                                                               (24,032)
    Management Fee                                                                                  (127,844)
    Professional fees                                                                               (233,647)
    Other liabilities                                                                                 19,781
------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                         96,359,470

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                                 881,040
Payments on Members' withdrawals                                                                (123,085,263)
------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                           (122,204,223)

Net decrease in cash and cash equivalents                                                        (25,844,753)
Cash and Cash Equivalents--Beginning of Period                                                    76,295,461
------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                       $  50,450,708
------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                        PERIOD FROM
                                      JANUARY 1, 2009                             YEARS ENDED DECEMBER 31,
                                     TO JUNE 30, 2009                             ------------------------
                                        (UNAUDITED)          2008            2007            2006            2005            2004
                                        -----------          ----            ----            ----            ----            ----
         Ratio of net investment
         loss to average net
         assets(b,c)                       (1.74%)(a)       (1.49%)         (1.52%)         (1.50%)         (1.40%)         (1.46%)

         Ratio of total expenses to
         average net assets before
         Incentive Allocation(b,c)          1.75%(a)         1.59%           1.60%           1.56%           1.50%           1.49%

         Ratio of total expenses to
         average net assets after
         Incentive Allocation(b,c)          1.75%(a)         1.59%           2.24%           2.22%           1.67%           1.90%

         Portfolio turnover rate            3.15%            9.32%          13.70%          23.69%          27.45%           8.67%

         Total return before
         Incentive Allocation(d)            3.30%          (27.56%)         14.08%          14.09%           3.25%           7.99%

         Total return after
         Incentive Allocation(e)            3.30%          (27.56%)         13.38%          13.38%           3.09%           7.58%

         Average debt ratio(b)                --               --            0.53%           1.46%           0.04%             --

         Net asset value at end
         of period                      $153,889,997    $182,107,237    $411,095,852    $351,300,639    $340,679,417   $343,730,804

           (a) Annualized.

           (b) The average net assets used in the above ratios are calculated using pre-tender net assets.

           (c) Ratios of total expenses and net investment loss to average net assets do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

           (d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual Member's ratios and returns may vary from the above based on Incentive Allocation, if applicable, and the timing of capital transactions.

           (e) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual Member's ratios and returns may vary from the above based on Incentive Allocation, if applicable, and the timing of capital transactions.

   The accompanying notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Event Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001 and commenced operations on October 1, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments, the fair value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to members ("Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.    PORTFOLIO VALUATION

         The Fund adopted the Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

         Financial Accounting Standards Board ("FASB") Staff Position ("FSP") 157-4 was issued on April 9, 2009. It provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased and provides guidance on identifying circumstances that indicate a transaction is not orderly. This FSP also expands the quantitative disclosures required by FAS 157. For assets and liabilities measured at fair value on a recurring basis during the period, this FSP requires quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. "Major category" is defined as major security types as described in FSP FAS 115-2. As a result, the Fund shall now include in its FAS 157 tables the following major security types (noted in FSP FAS 115-2), though additional types may also be necessary:

            a. Equity securities (segregated by industry type, company size, or investment objective)
            b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies
            c. Debt securities issued by states of the United States and political subdivisions of the states
            d.  Debt securities issued by foreign governments
            e.  Corporate debt securities
            f.  Residential mortgage-backed securities
            g.  Commercial mortgage-backed securities
            h.  Collateralized debt obligations
            i.  Other debt obligations

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.    PORTFOLIO VALUATION (CONTINUED)

         A detailed depiction of the portfolio broken down into the above mentioned FAS 157 levels can be found in the tables following the Schedule of Portfolio Investments.

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with FAS 157, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

         The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

         B.    INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

         The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

         C.    FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.    FUND EXPENSES (CONTINUED)

         insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.    INCOME TAXES

         The Fund has reclassified $1,587,723 and $1,293,672 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the six month period ended June 30, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2009 and had no effect on net assets.

         The Fund is subject to the provisions of FASB Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.    CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.    REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions, it is the Fund's policy that PFPC Trust Company (an affiliate of PNC Bank, NA), (the "Custodian") take possession of the underlying collateral securities, the fair value of which exceeds

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F.    REPURCHASE AGREEMENTS (CONTINUED)

         the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2009, there were no outstanding repurchase agreements.

         G.    USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The Management Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the Management Fee will be paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase or decrease in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee, which is similarly allocated to all Members other than the Adviser, Special Advisory Account or Administrator as described above.

         The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         net increase in Members Capital derived from Operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2009 to June 30, 2009 and the year ended December 31, 2008 was $960 and $197, respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of the period ended June 30, 2009 and as of the year ended December 31, 2008, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         The Adviser did not withdraw from their capital account for the period from January 1, 2009 to June 30, 2009 and withdrew $2,483,225 in the year ended December 31, 2008.

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2009 to June 30, 2009 were $26,089, which is included in other expenses.

         Other  investment   partnerships  sponsored  by  UBS  Americas  or  its
         affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

         The Custodian of the Fund's assets provides custodial services for the Fund.

                                                          UBS EVENT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

5.       INVESTMENTS

         As of June 30, 2009, the Fund had investments in Investment Funds, none of which were related parties.

         Aggregate purchases and proceeds from sales of investments for the period from January 1, 2009 to June 30, 2009 amounted to $4,115,940 and $35,529,203, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2009 will not be finalized by the Fund until after the fiscal year end.

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1.00% and 2.50% (per annum) of net assets and performance incentive fees and allocations ranging from 16.50% to 30.00% of net profits earned. Pershing Square IV, L.P. is not charging management or performance fees. One or more underlying fund investments have entered into a side pocket arrangement.

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments.

7.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

8.       SUBSEQUENT EVENT

         On  July  16,  2009,  the  Fund  paid  $33,303,004  of the  $35,140,583 withdrawals payable. The remaining amount payable of $1,837,579 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2009 tender offer.

         Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------


                                                                                                         REALIZED AND
                                                                                                          UNREALIZED
                                                                                             % OF         GAIN/(LOSS)
                                                                                            MEMBERS'         FROM
                   INVESTMENT FUND                           COST          FAIR VALUE        CAPITAL      INVESTMENTS
----------------------------------------------------     ------------     ------------      --------     ------------
Harbinger Capital Partners Fund I, L.P., Class L (a)     $    399,033     $    595,618        0.39%       $   212,619
Harbinger Class PE Holdings (U.S.) Trust (a)                3,977,347        3,846,167        2.50           (131,180)
Marathon Distressed Subprime Fund, L.P.                    10,000,000        7,717,924        5.01            251,346
                                                         ------------     ------------       -----        -----------
  DISTRESSED CREDIT SUBTOTAL                             $ 14,376,380     $ 12,159,709        7.90%       $   332,785

North Run Qualified Partners, L.P.                          3,936,125        5,228,680        3.40          1,228,680
Pershing Square IV, L.P.                                    3,000,000          378,299        0.25           (172,675)
Steel Partners Japan Strategic Fund, L.P. (a)               1,773,909        1,792,845        1.16             (1,120)
Steel Partners Japan Strategic Fund, L.P., Class R (a)      2,088,071        1,032,733        0.67           (661,479)
The Children's Investment Fund, L.P., Class A               4,135,920        4,711,702        3.06           (713,932)
                                                         ------------     ------------       -----        -----------
  LONG/SHORT EQUITY SUBTOTAL                             $ 14,934,025     $ 13,144,259        8.54%       $  (320,526)

Davidson Kempner Partners, L.P. (a)                           898,712          673,627        0.44             12,447
Davidson Kempner Partners, L.P.                            13,711,974       14,411,214        9.37          1,188,751
OZ Domestic Partners, L.P.                                  5,307,837        9,740,641        6.33          2,046,735
OZ Domestic Partners, L.P. (a)                              5,922,301        6,789,273        4.41           (698,443)
                                                         ------------     ------------       -----        -----------
  MULTI-STRATEGY SUBTOTAL                                $ 25,840,824     $ 31,614,755       20.55%       $ 2,549,490

Amber Fund, L.P. (b)                                        4,429,491        4,221,350        2.74            (50,158)
Brookdale International Partners, L.P.                     16,750,000       29,348,355       19.07          3,877,887
Cycladic Catalyst Fund, L.P. (a)                              955,606          243,390        0.16           (401,045)
Cycladic Catalyst Fund, L.P. (b)                            2,613,875          497,183        0.32             87,034
Gracie Capital, L.P. (b)                                    3,460,296        2,794,610        1.82           (511,626)
Jana Partners Qualified, L.P. (a)                             287,415           30,096        0.02            (26,323)
Jana Piranha Fund, L.P. (a)                                   918,662          998,367        0.65            421,636
Pentwater Event Fund, L.L.C., Class A1 (a)                  1,461,084          796,031        0.52           (665,053)
Pentwater Event Fund, L.L.C., Class E                       9,642,834        8,423,387        5.47         (1,219,447)
Pentwater Event Fund, L.L.C., Class E1 (a)                    849,880        1,369,591        0.89            519,711
Seneca Capital SLV, L.P. (b)                                5,387,309        5,218,192        3.39           (237,869)
Seneca Capital, L.P. (a)                                      800,752          104,350        0.07           (292,273)
Seneca Capital, L.P. (a)                                    1,502,395          257,900        0.17           (220,970)
Trian Partners, L.P.                                       12,000,000        9,365,168        6.08           (571,620)
                                                         ------------     ------------       -----        -----------
  SPECIAL SITUATIONS SUBTOTAL                            $ 61,059,599     $ 63,667,970       41.37%       $   709,884

Other Securities                                              151,942          128,765        0.08             87,561
Redeemed Investment Funds                                          --               --          --          4,270,832
                                                         ------------     ------------       -----        -----------

TOTAL                                                    $116,362,770     $120,715,458       78.44%       $ 7,630,026
                                                         ============     ============       =====        ===========




                                                                                                              DOLLAR AMOUNT OF
                                                           INITIAL                          FIRST           FAIR VALUE FOR FIRST
                                                         ACQUISITION                      AVAILABLE               AVAILABLE
                   INVESTMENT FUND                           DATE          LIQUIDITY*     REDEMPTION**            REDEMPTION
----------------------------------------------------     -----------       ----------     ------------      ---------------------
Harbinger Capital Partners Fund I, L.P., Class L (a)       5/1/2002           N/A
Harbinger Class PE Holdings (U.S.) Trust (a)               5/1/2002           N/A
Marathon Distressed Subprime Fund, L.P.                    9/1/2007        18 Months

  DISTRESSED CREDIT SUBTOTAL

North Run Qualified Partners, L.P.                        12/1/2003         Annually       6/30/2010           5,228,680
Pershing Square IV, L.P.                                   6/1/2007        Quarterly       1/31/2011             378,299
Steel Partners Japan Strategic Fund, L.P. (a)              1/1/2006           N/A
Steel Partners Japan Strategic Fund, L.P., Class R (a)     1/1/2006           N/A
The Children's Investment Fund, L.P., Class A             11/1/2005        36 Months

  LONG/SHORT EQUITY SUBTOTAL

Davidson Kempner Partners, L.P. (a)                       10/1/2006           N/A
Davidson Kempner Partners, L.P.                           10/1/2006         Annually
OZ Domestic Partners, L.P.                                10/1/2001         Annually
OZ Domestic Partners, L.P. (a)                            10/1/2001           N/A

  MULTI-STRATEGY SUBTOTAL

Amber Fund, L.P. (b)                                       1/1/2006           N/A
Brookdale International Partners, L.P.                     8/1/2005        Quarterly
Cycladic Catalyst Fund, L.P. (a)                           4/1/2005           N/A
Cycladic Catalyst Fund, L.P. (b)                           4/1/2005           N/A
Gracie Capital, L.P. (b)                                   1/1/2002           N/A
Jana Partners Qualified, L.P. (a)                          1/1/2006           N/A
Jana Piranha Fund, L.P. (a)                                3/1/2006        Quarterly
Pentwater Event Fund, L.L.C., Class A1 (a)                10/1/2007           N/A
Pentwater Event Fund, L.L.C., Class E                     10/1/2007         Annually
Pentwater Event Fund, L.L.C., Class E1 (a)                10/1/2007           N/A
Seneca Capital SLV, L.P. (b)                              10/1/2001           N/A
Seneca Capital, L.P. (a)                                  10/1/2001           N/A
Seneca Capital, L.P. (a)                                  10/1/2001           N/A
Trian Partners, L.P.                                       1/1/2008         Annually       12/31/2010          9,365,168


* Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
**  Investment Funds with no dates can be redeemed in full.
(a) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.
(b) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

     The preceding notes are an integral part of these financial statements.

                                                          UBS EVENT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


--------------------------------------------------------------------------------------------
                                                                   LEVEL 2         LEVEL 3
                               TOTAL FAIR                        SIGNIFICANT     SIGNIFICANT
                                VALUE AT           LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  JUNE 30, 2009      QUOTED PRICES      INPUTS          INPUTS
--------------------------------------------------------------------------------------------
Distressed Credit             $ 12,159,709         $     --        $  --        $ 12,159,709
Long/Short Equity               13,144,259               --           --          13,144,259
Multi-Strategy                  31,614,755               --           --          31,614,755
Special Situations              63,667,970               --           --          63,667,970
Other Securities                   128,765          128,765           --                  --
----------------              --------------------------------------------------------------
TOTAL ASSETS                  $120,715,458         $128,765        $  --        $120,586,693
                              --------------------------------------------------------------


The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


------------------------------------------------------------------------------------------------------------------------------------
                               BALANCE AS                                    CHANGE IN
                                   OF            ACCRUED                     UNREALIZED        NET       TRANSFERS IN   BALANCE AS
                              DECEMBER 31,      DISCOUNTS/     REALIZED     APPRECIATION/   PURCHASES/     AND/OR OUT    OF JUNE 30,
DESCRIPTION                       2008          PREMIUMS      GAIN/(LOSS)   DEPRECIATION     (SALES)      OF LEVEL 3       2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Investment
Strategies
       Distressed Credit       10,030,255                     1,381,060      (1,048,275)    1,796,669                    12,159,709
       Long/Short Equity       24,349,585                    (1,157,680)        837,154   (10,884,800)                   13,144,259
       Multi-Strategy          35,037,529                     2,348,091         201,398    (5,972,263)                   31,614,755
       Special Situations      74,430,705                    (3,255,726)      8,845,860   (16,352,869)                   63,667,970
       ------------------     -----------------------------------------------------------------------------------------------------
       TOTAL                  143,848,074                      (684,255)      8,836,137   (31,413,263)                  120,586,693
                              -----------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of June 30, 2009 is $8,836,137.

    The preceding notes are an integral part of these financial statements.

                       UBS EVENT FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Management Agreement at a meeting on May 7, 2009. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Management Agreement. The Directors reviewed materials furnished by UBS Fund Advisor, L.L.C. (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in investment management and compliance services would be provided to the Fund. The Directors also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its respective Comparable Funds. The Directors observed that the Fund's annualized performance since inception was lower than the median performance of the Comparable Funds, but that the Fund's annualized return exceeded the annualized return of the S&P 500 DRI index. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was higher than the median volatility of its Comparable Funds.

     The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the fees charged by the Adviser and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the

Fund was above the median management fee being charged to its Comparable Funds, but that the Fund's incentive fee was only slightly higher than the median incentive fee being charged to its Comparable Funds. In comparing the advisory fees being charged to the Fund to the fees being charged by the Adviser and its affiliates for other UBS alternative investment products, the Directors noted that the Fund's management fees were equal to the median management fees being charged to the Alternative Investment Group funds-of-funds, although the Fund's incentive fees being charged were equal to the highest incentive fees being charged to the Alternative Investment Group funds-of-funds. In light of the foregoing, the Directors felt that the management fee being charged to the Fund was appropriate.

     The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund's Investment Management Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Management Agreement was in the best interests of the Fund and its shareholders.

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END Management Investment Companies.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Event Fund, L.L.C.
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By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       September 3, 2009
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* Print the name and title of each signing officer under his or her signature.